Other Assets (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Assets Details [Abstract]
Goodwill	$ 3,024,000,000	$ 3,198,000,000	$ 3,181,000,000
Deferred tax assets, net	2,110,000,000	2,443,000,000
Prepaid expenses	1,626,000,000	1,998,000,000
Other intangible assets, at amortized cost	854,000,000	817,000,000
Derivative assets	711,000,000	329,000,000
Restricted cash	384,000,000	486,000,000
Other	2,633,000,000	1,957,000,000
Other assets (includes restricted cash of consolidated variable interest entities)	$ 11,342,000,000	$ 11,228,000,000